Supplementary Financial Information (Narrative) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2004	Dec. 31, 2003
Supplemental Financial Information [Line Items]
Increase in property, plant and equipment			$ 1,799,000,000
Face value of life insurance policies					$ 157,000,000	$ 162,000,000
Net cash surrender values					$ 87,000,000	$ 84,000,000
Depreciation expense as percentage of average depreciable property					2.80%	3.40%	3.50%
Aggregate amortization expenses	$ 13,000,000	$ 14,000,000	26,000,000	$ 26,000,000	$ 50,000,000	$ 57,000,000	$ 61,000,000
Goodwill	$ 4,751,000,000		$ 4,751,000,000		$ 4,064,000,000	$ 4,064,000,000
Bondco
Supplemental Financial Information [Line Items]
Principal amount of transition bonds issued								$ 1,300,000,000	$ 1,300,000,000
Financial support							$ 0
Trade Accounts Receivable [Member] | Nonaffiliated REP [Member]
Supplemental Financial Information [Line Items]
Concentration risk percentage					13.00%	12.00%
Trade Accounts Receivable [Member] | Second Nonaffiliated REP [Member]
Supplemental Financial Information [Line Items]
Concentration risk percentage					10.00%	10.00%
Land Easements [Member]
Supplemental Financial Information [Line Items]
Weighted average remaining useful life					82 years
Capitalized Software [Member]
Supplemental Financial Information [Line Items]
Weighted average remaining useful life					9 years